KPMG LLP
Two Financial Center 60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Panorama Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Separate Account (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, and the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2065	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Panorama Separate Account was comprised of the following sub-accounts as of

December 31, 2024.

Sub-Accounts

Invesco V.I. Capital Appreciation Sub-Account

Invesco V.I. Core Plus Bond Sub-Account

Invesco V.I. Discovery Mid Cap Growth Sub-Account

Invesco V.I. Equity and Income Sub-Account*

Invesco V.I. Global Sub-Account

Invesco V.I. Main Street Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

MML Equity Index Sub-Account

MML High Yield Sub-Account

MML Managed Bond Sub-Account

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account

*See Note 2 to the financial statements for the previous name of this sub-account.

LA2065	F-2

Panorama Separate Account

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Invesco V.I.	U.S. Government
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Main Street	Money
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	51,161	327,522	27,484	1,784,663	78,808	1,928,503	2,111,329
Identified cost	$2,448,544	$2,154,083	$2,011,000	$30,750,272	$2,922,288	$39,087,805	$2,111,329
Value	$3,230,802	$1,866,877	$2,144,579	$31,160,210	$3,151,518	$39,360,736	$2,111,329
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	21,821	-	2,522	-
Total assets	3,230,802	1,866,877	2,144,579	31,182,031	3,151,518	39,363,258	2,111,329
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,362	1,902	631	65,718	862	84,093	1,799
Payable to Massachusetts Mutual Life Insurance Company	65	37	11	-	17	-	212
Total liabilities	3,427	1,939	642	65,718	879	84,093	2,011
NET ASSETS	$3,227,375	$1,864,938	$2,143,937	$31,116,313	$3,150,639	$39,279,165	$2,109,318
Net Assets:
Accumulation units - value	$3,115,313	$1,801,523	$2,122,909	$28,925,694	$3,121,914	$36,476,080	$2,049,352
Contracts in payout (annuitization) period	112,062	63,415	21,028	2,190,619	28,725	2,803,085	59,966
Net assets	$3,227,375	$1,864,938	$2,143,937	$31,116,313	$3,150,639	$39,279,165	$2,109,318
Outstanding units
Contract owners	671,250	263,996	653,233	2,053,051	613,485	695,536	610,065
UNIT VALUE
Panorama	$4.81	$7.06	$3.28	$15.16	$5.14	$56.47	$3.46

See Notes to Financial Statements

F-3

Panorama Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML		MML	MML	MML
	Equity	MML	Managed	Short-Duration	Small Cap
	Index	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	86,971	64,346	60,705	30,648	185,983
Identified cost	$2,607,875	$607,447	$705,934	$277,858	$1,779,446
Value	$3,126,597	$560,452	$651,097	$278,281	$2,155,532
Receivable from Massachusetts Mutual Life Insurance Company	2,865	1	-	-	-
Total assets	3,129,462	560,453	651,097	278,281	2,155,532
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	8,295	-	-	-	1,569
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	7	37
Total liabilities	8,295	-	-	7	1,606
NET ASSETS	$3,121,167	$560,453	$651,097	$278,274	$2,153,926
Net Assets:
Accumulation units - value	$2,835,834	$560,453	$649,779	$278,274	$2,101,621
Contracts in payout (annuitization) period	285,333	-	1,318	-	52,305
Net assets	$3,121,167	$560,453	$651,097	$278,274	$2,153,926
Outstanding units
Contract owners	588,136	258,769	46,194	232,742	364,794
UNIT VALUE
Panorama	$5.31	$2.17	$14.09	$1.20	$5.90

See Notes to Financial Statements

F-4

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Invesco V.I.	U.S. Government
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Main Street	Money
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$-	$71,480	$-	$1,399,657	$-	$-	$105,745
Expenses
Mortality and expense risk charge	21,843	14,456	14,731	236,989	23,898	285,007	17,103
Net investment income (loss)	(21,843)	57,024	(14,731)	1,162,668	(23,898)	(285,007)	88,642
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	32,796	(48,264)	(13,959)	2,747,021	224	(1,887,488)	-
Realized gain distribution	-	-	-	1,208,995	187,289	3,847,959	-
Realized gain (loss)	32,796	(48,264)	(13,959)	3,956,016	187,513	1,960,471	-
Change in net unrealized appreciation (depreciation) of investments	819,842	35,605	441,275	(2,234,485)	293,279	6,154,514	-
Net gain (loss) on investments	852,638	(12,659)	427,316	1,721,531	480,792	8,114,985	-
Net increase (decrease) in net assets resulting from operations	830,795	44,365	412,585	2,884,199	456,894	7,829,978	88,642
Capital transactions:
Transfers of net premiums	3,505	-	1,969	20,785	1,392	30,597	12,923
Transfers due to death benefits	(63,670)	(59,900)	(1,626)	(1,362,233)	(4,505)	(747,143)	(140,718)
Transfers due to annuity benefit payments	(9,513)	(6,468)	(1,334)	(197,070)	(2,216)	(248,996)	(5,453)
Transfers due to withdrawal of funds	(93,830)	(197,013)	(51,228)	(3,248,297)	(253,450)	(3,152,126)	(281,394)
Transfers due to net charge (credit) to annuitant mortality fluctuation	530	(2,335)	260	(23,945)	276	36,330	(6,364)
Transfers between Sub-Accounts and (to) from General Account	(8,445)	(2,122)	(10,391)	(8,935)	(48,831)	(806)	(40,000)
Net increase (decrease) in net assets resulting from capital transactions	(171,423)	(267,838)	(62,350)	(4,819,695)	(307,334)	(4,082,144)	(461,006)
Total increase (decrease)	659,372	(223,473)	350,235	(1,935,496)	149,560	3,747,834	(372,364)
NET ASSETS, at beginning of the year	2,568,003	2,088,411	1,793,702	33,051,809	3,001,079	35,531,331	2,481,682
NET ASSETS, at end of the year	$3,227,375	$1,864,938	$2,143,937	$31,116,313	$3,150,639	$39,279,165	$2,109,318

See Notes to Financial Statements

F-5

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML		MML	MML	MML
	Equity	MML	Managed	Short-Duration	Small Cap
	Index	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$28,625	$33,155	$30,348	$10,793	$-
Expenses
Mortality and expense risk charge	21,219	4,084	5,072	2,104	15,238
Net investment income (loss)	7,406	29,071	25,276	8,689	(15,238)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	87,292	(3,617)	(16,951)	(2,434)	5,600
Realized gain distribution	89,776	-	-	-	131,356
Realized gain (loss)	177,068	(3,617)	(16,951)	(2,434)	136,956
Change in net unrealized appreciation (depreciation) of investments	413,943	18,492	12,830	8,863	114,437
Net gain (loss) on investments	591,011	14,875	(4,121)	6,429	251,393
Net increase (decrease) in net assets resulting from operations	598,417	43,946	21,155	15,118	236,155
Capital transactions:
Transfers of net premiums	2,404	-	4,050	-	2,296
Transfers due to death benefits	(2,165)	(19,363)	(44,527)	(20,409)	(23,222)
Transfers due to annuity benefit payments	(14,734)	-	(111)	-	(5,095)
Transfers due to withdrawal of funds	(156,175)	(17,471)	(54,590)	(4,673)	(50,380)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,247)	-	19	-	(838)
Transfers between Sub-Accounts and (to) from General Account	106,637	1,851	10,880	-	162
Net increase (decrease) in net assets resulting from capital transactions	(66,280)	(34,983)	(84,279)	(25,082)	(77,077)
Total increase (decrease)	532,137	8,963	(63,124)	(9,964)	159,078
NET ASSETS, at beginning of the year	2,589,030	551,490	714,221	288,238	1,994,848
NET ASSETS, at end of the year	$3,121,167	$560,453	$651,097	$278,274	$2,153,926

See Notes to Financial Statements

F-6

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.		Invesco V.I.			Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Invesco V.I.	U.S. Government
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global	Main Street	Money
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$-	$634,686	$56,997	$-	$6,396	$293,215	$114,763
Expenses
Mortality and expense risk charge	17,417	247,090	16,301	12,866	20,892	254,657	18,872
Net investment income (loss)	(17,417)	387,596	40,696	(12,866)	(14,496)	38,558	95,891
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(98,847)	676,626	(46,959)	(35,526)	(11,640)	(3,917,517)	-
Realized gain distribution	-	-	-	-	323,443	2,384,212	-
Realized gain (loss)	(98,847)	676,626	(46,959)	(35,526)	311,803	(1,533,305)	-
Change in net unrealized appreciation (depreciation) of investments	817,850	2,653,827	121,915	251,779	521,214	8,521,231	-
Net gain (loss) on investments	719,003	3,330,453	74,956	216,253	833,017	6,987,926	-
Net increase (decrease) in net assets resulting from operations	701,586	3,718,049	115,652	203,387	818,521	7,026,484	95,891
Capital transactions:
Transfers of net premiums	4,521	193,158	-	1,929	1,386	35,916	14,266
Transfers due to death benefits	(945)	(508,135)	(106)	(1,288)	(2,738)	(417,887)	(11,714)
Transfers due to annuity benefit payments	(7,184)	(138,655)	(6,426)	(755)	(1,749)	(189,488)	(5,280)
Transfers due to withdrawal of funds	(144,495)	(3,945,585)	(299,312)	(56,196)	(254,202)	(4,424,811)	(583,687)
Transfers due to net charge (credit) to annuitant mortality fluctuation	562	16,646	(1,651)	77	16	(1,038)	(12)
Transfers between Sub-Accounts and (to) from General Account	(117,317)	(310,858)	(29,366)	(77,814)	(107,772)	(214,534)	450,217
Net increase (decrease) in net assets resulting from capital transactions	(264,858)	(4,693,429)	(336,861)	(134,047)	(365,059)	(5,211,842)	(136,210)
Total increase (decrease)	436,728	(975,380)	(221,209)	69,340	453,462	1,814,642	(40,319)
NET ASSETS, at beginning of the year	2,131,275	34,027,189	2,309,620	1,724,362	2,547,617	33,716,689	2,522,001
NET ASSETS, at end of the year	$2,568,003	$33,051,809	$2,088,411	$1,793,702	$3,001,079	$35,531,331	$2,481,682

See Notes to Financial Statements

F-7

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML		MML	MML	MML
	Equity	MML	Managed	Short-Duration	Small Cap
	Index	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$30,026	$35,452	$20,275	$4,622	$23,343
Expenses
Mortality and expense risk charge	16,849	3,815	4,213	1,213	13,147
Net investment income (loss)	13,177	31,637	16,062	3,409	10,196
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,468)	(6,430)	(11,616)	(633)	(1,940)
Realized gain distribution	221,997	-	-	-	-
Realized gain (loss)	220,529	(6,430)	(11,616)	(633)	(1,940)
Change in net unrealized appreciation (depreciation) of investments	276,210	34,633	36,653	9,003	282,094
Net gain (loss) on investments	496,739	28,203	25,037	8,370	280,154
Net increase (decrease) in net assets
resulting from operations	509,916	59,840	41,099	11,779	290,350
Capital transactions:
Transfers of net premiums	2,276	-	5,133	-	2,198
Transfers due to death benefits	-	-	-	-	(1,227)
Transfers due to annuity benefit payments	(4,914)	-	(109)	-	(4,097)
Transfers due to withdrawal of funds	(59,275)	(24,476)	(41,763)	(4,285)	(37,759)
Transfers due to net charge (credit) to annuitant mortality fluctuation	419	-	18	-	358
Transfers between Sub-Accounts and (to) from General Account	103,391	1,194	139,347	147,357	16,154
Net increase (decrease) in net assets resulting from capital transactions	41,897	(23,282)	102,626	143,072	(24,373)
Total increase (decrease)	551,813	36,558	143,725	154,851	265,977
NET ASSETS, at beginning of the year	2,037,217	514,932	570,496	133,387	1,728,871
NET ASSETS, at end of the year	$2,589,030	$551,490	$714,221	$288,238	$1,994,848

See Notes to Financial Statements

F-8

Panorama Separate Account

Notes to Financial Statements

1.	ORGANIZATION

Panorama Separate Account (the “Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on June 23, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT'S ASSETS
As of December 31, 2024, the Separate Account consists of twelve sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to every contract owner:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Fund[1]
Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[1]
Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Fund[1]
Invesco V.I. Equity and Income Sub-Account	Invesco V.I. Equity and Income Fund[1,3]
Invesco V.I. Global Sub-Account	Invesco V.I. Global Fund[1]
Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Fund®[1]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Portfolio[1]
MML Equity Index Sub-Account	MML Equity Index Fund[2]
MML High Yield Sub-Account	MML High Yield Fund[2]
MML Managed Bond Sub-Account	MML Managed Bond Fund[2]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[2]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[2]

[1] Invesco Advisers, Inc. is the investment adviser to this Fund.
[2] MML Investment Advisers, LLC is the investment adviser to this Fund.
[3] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Panorama Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from MassMutual to the Separate Account totaled $1,686 and $15,395 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

F-10

Notes To Financial Statements (Continued)

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 83 IAM or Annuity 2000, depending on the year of issue.

H.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-11

 Notes To Financial Statements (Continued)

5.       RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-12

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2024
Cost of purchases	$4,912	$72,749	$13,824	$35,237,012	$189,979
Proceeds from sales	(197,536)	(283,808)	(90,577)	(37,664,458)	(333,851)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2024 (continued)
Cost of purchases	$4,572,708	$118,439	$681,722	$35,013	$50,189
Proceeds from sales	(5,079,576)	(490,783)	(647,110)	(40,927)	(109,193)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
	Sub-Account	Sub-Account
2024 (continued)
Cost of purchases	$10,793	$143,609
Proceeds from sales	(27,185)	(104,319)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023
Cost of purchases	$18,695	$913,768	$60,534	$9,507	$331,039
Proceeds from sales	(300,385)	(5,214,138)	(356,823)	(156,391)	(386,962)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023 (continued)
Cost of purchases	$3,156,426	$588,231	$356,350	$37,088	$183,382
Proceeds from sales	(5,927,703)	(628,059)	(79,020)	(28,733)	(64,694)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
	Sub-Account	Sub-Account
2023 (continued)
Cost of purchases	$151,979	$44,179
Proceeds from sales	(5,500)	(58,255)

F-13

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
2024	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	1,104	186	3,621	58,157	361
Units withdrawn	(39,215)	(38,340)	(21,064)	(387,980)	(50,556)
Units transferred between Sub-Accounts and (to) from General Account	(1,971)	(295)	(3,311)	702	(9,610)
Net increase (decrease)	(40,082)	(38,449)	(20,754)	(329,121)	(59,805)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
2024 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	7,845	4,808	44,510	-	295
Units withdrawn	(84,543)	(128,640)	(80,648)	(17,648)	(7,021)
Units transferred between Sub-Accounts and (to) from General Account	(16)	(11,693)	21,607	886	796
Net increase (decrease)	(76,714)	(135,525)	(14,531)	(16,762)	(5,930)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
2024 (continued)	Sub-Account	Sub-Account
Units purchased	-	1,917
Units withdrawn	(21,187)	(15,945)
Units transferred between Sub-Accounts and (to) from General Account	-	42
Net increase (decrease)	(21,187)	(13,986)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
2023	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	1,980	30,250	150	904	613
Units withdrawn	(48,469)	(366,030)	(45,715)	(22,960)	(64,935)
Units transferred between Sub-Accounts and (to) from General Account	(35,592)	(23,496)	(4,429)	(31,785)	(26,890)
Net increase (decrease)	(82,081)	(359,276)	(49,994)	(53,841)	(91,212)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
2023 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	8,880	5,878	1,053	-	389
Units withdrawn	(127,707)	(183,410)	(17,148)	(13,229)	(3,181)
Units transferred between Sub-Accounts and (to) from General Account	(5,326)	136,907	26,753	626	10,923
Net increase (decrease)	(124,153)	(40,625)	10,658	(12,603)	8,131

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
2023 (continued)	Sub-Account	Sub-Account
Units purchased	-	639
Units withdrawn	(3,914)	(9,265)
Units transferred between Sub-Accounts and (to) from General Account	133,368	3,469
Net increase (decrease)	129,454	(5,157)

F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,			For the Years Ended December 31,
				Investment
				Income	Expense	Total
	Units	Unit Value[3]	Net Assets	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Capital Appreciation Sub-Account
2024	671,250	$4.81	$3,227,375	-%	0.73%	33.18%
2023	711,333	3.61	2,568,003	-	0.73	34.39
2022	793,413	2.69	2,131,275	-	0.73	(31.29)
2021	901,217	3.91	3,523,062	-	0.73	21.68
2020	923,677	3.21	2,967,578	-	0.73	35.59
Invesco V.I. Core Plus Bond Sub-Account[5]
2024	263,996	7.06	1,864,938	3.63	0.73	2.31
2023	302,445	6.91	2,088,411	2.55	0.73	5.37
2022	352,439	6.55	2,309,620	1.93	0.73	(14.65)
2021	410,203	7.68	3,149,677	2.09	0.73	(2.36)
2020	439,676	7.86	3,457,703	2.99	0.73	8.91
Invesco V.I. Discovery Mid Cap Growth Sub-Account
2024	653,233	3.28	2,143,937	-	0.73	23.32
2023	673,987	2.66	1,793,702	-	0.73	12.33
2022	727,827	2.37	1,724,362	-	0.73	(31.48)
2021	757,071	3.46	2,617,818	-	0.73	18.23
2020	786,497	2.92	2,300,182	0.04	0.73	39.67
Invesco V.I. Equity and Income Sub-Account[4]
2024	2,053,051	15.16	31,116,313	2.16	0.73	9.15
2023	2,382,172	13.87	33,051,809	1.87	0.73	11.78
2022	2,741,448	12.40	34,027,189	1.35	0.73	(17.46)
2021	2,964,625	15.03	44,549,697	1.49	0.73	9.83
2020	3,203,892	13.68	43,836,693	2.06	0.73	14.02
Invesco V.I. Global Sub-Account
2024	613,485	5.14	3,150,639	-	0.73	15.22
2023	673,291	4.46	3,001,079	0.22	0.73	33.76
2022	764,504	3.33	2,547,617	-	0.73	(32.26)
2021	935,253	4.92	4,600,924	-	0.73	14.65
2020	984,025	4.29	4,222,294	0.70	0.73	26.71
Invesco V.I. Main Street Sub-Account
2024	695,536	56.47	39,279,165	-	0.73	22.74
2023	772,250	46.01	35,531,331	0.84	0.73	22.32
2022	896,403	37.61	33,716,689	1.45	0.73	(20.71)
2021	983,371	47.44	46,650,664	0.70	0.73	26.64
2020	1,050,971	37.46	39,368,889	1.48	0.73	13.11
Invesco V.I. U.S. Government Money Sub-Account
2024	610,065	3.46	2,109,318	4.54	0.73	3.88
2023	745,589	3.33	2,481,682	4.42	0.73	3.76
2022	786,214	3.21	2,522,001	1.35	0.73	0.55
2021	703,397	3.19	2,244,020	0.01	0.73	(0.72)
2020	822,188	3.21	2,642,027	0.23	0.73	(0.51)
MML Equity Index Sub-Account
2024	588,136	5.31	3,121,167	0.99	0.73	23.53
2023	602,667	4.30	2,589,030	1.30	0.73	24.84
2022	592,010	3.44	2,037,217	0.92	0.73	(19.09)
2021	775,096	4.25	3,296,449	1.30	0.73	27.25
2020	837,786	3.34	2,799,949	1.68	0.73	17.20

F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
				Income	Expense	Total
	Units	Unit Value[3]	Net Assets	Ratio[1]	Ratio[2]	Return[3]
MML High Yield Sub-Account
2024	258,769	$2.17	$560,453	5.96%	0.73%	8.21%
2023	275,530	2.00	551,490	6.76	0.73	12.00
2022	288,133	1.79	514,932	6.88	0.73	(12.61)
2021	366,693	2.04	749,886	8.44	0.73	7.09
2020	359,755	1.91	686,963	0.02	0.73	4.61
MML Managed Bond Sub-Account
2024	46,194	14.09	651,097	4.40	0.73	2.86
2023	52,124	13.70	714,221	3.50	0.73	5.66
2022	43,992	12.97	570,496	2.76	0.73	(15.84)
2021	49,729	15.41	766,235	2.96	0.73	(0.17)
2020	50,175	15.43	774,424	0.10	0.73	6.66
MML Short-Duration Bond Sub-Account
2024	232,742	1.20	278,274	3.77	0.73	5.33
2023	253,929	1.14	288,238	2.76	0.73	5.93
2022	124,476	1.07	133,387	3.00	0.73	(8.66)
2021	136,848	1.17	160,553	3.03	0.73	0.95
2020	139,781	1.16	162,452	-	0.73	0.61
MML Small Cap Equity Sub-Account
2024	364,794	5.90	2,153,926	-	0.73	12.11
2023	378,781	5.27	1,994,848	1.29	0.73	16.96
2022	383,938	4.50	1,728,871	0.71	0.73	(16.49)
2021	398,727	5.39	2,150,013	0.44	0.73	21.86
2020	412,785	4.42	1,826,547	0.54	0.73	19.82

[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2] The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

[4] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series I).

[5] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Sub-Account.

F-16

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values or through a redemption of units from contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 0.73% of the daily value of the assets invested in each fund.
Mortality and Expense Risk Charge
This charge is assessed through reduction of unit values.

Annual Maintenance Charge[1] - for deferred contracts.	$40 per contract, annually
This charge is assessed through the redemption of units.
Policy Fee - for immediate contracts.	$70 per contract
This charge is assessed through a reduction in the number of units purchased.

Contingent Deferred Sales Charge - for deferred contracts.	0% - 5%
This charge is assessed through the redemption of units.

Sales Charge - for immediate contracts.	3% of the purchase payment up to $10,000;
This charge is assessed through a reduction in the number of units purchased.	2% of the next $90,000 and 1% of any purchase payment over $100,000

[1]	Right reserved to increase to $60.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17